787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Post-Effective Amendment No. 85 to Registration Statement on Form N-1A

Securities Act File No. 33-21844

Investment Company Act File No. 811-05555

Ladies and Gentlemen:

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 84.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8629.

Very truly yours,

/s/ Mia G. Pillinger

Mia G. Pillinger

Enclosures